Recent Real Estate Transactions (Disposals of Properties) (Detail)				6 Months Ended
	Apr. 07, 2017 USD ($)	Mar. 31, 2017 USD ($)	Feb. 27, 2017 USD ($)	Jun. 30, 2017 USD ($) Property	Dec. 31, 2016 USD ($) Property	Dec. 31, 2015 USD ($)
Real Estate Properties [Line Items]
Mortgage notes issued for property acquired				$ 159,952,064	$ 158,886,111	$ 142,638,401
Rangewood Medical Office Building [Member]
Real Estate Properties [Line Items]
Proceeds from sale of property			$ 2,200,000
Sixty Five Dubos Model Homes [Member]
Real Estate Properties [Line Items]
Number of properties | Property					65
Residential Properties [Member]
Real Estate Properties [Line Items]
Number of properties | Property				129
Residential Properties [Member] | Rangewood Medical Office Building [Member]
Real Estate Properties [Line Items]
Proceeds from sale of property			2,200,000
Gain (loss) on sale of property			$ (170,000)
Residential Properties [Member] | Regatta Square Retail Center [Member]
Real Estate Properties [Line Items]
Proceeds from sale of property		$ 3,000,000
Gain (loss) on sale of property		$ 756,000
Residential Properties [Member] | Shoreline Medical Building [Member]
Real Estate Properties [Line Items]
Proceeds from sale of property	$ 8,200,000
Gain (loss) on sale of property	$ 1,300,000
Residential Properties [Member] | Nine Dubose Model Homes [Member]
Real Estate Properties [Line Items]
Proceeds from sale of property				$ 2,500,000
Gain (loss) on sale of property				$ 141,000
Number of properties | Property				9
Residential Properties [Member] | Thirty Dubose Model Homes [Member]
Real Estate Properties [Line Items]
Number of properties | Property				30
Purchase price of property acquired				$ 9,700,000
Cash payment for the properties acquired				7,500,000
Mortgage notes issued for property acquired				$ 16,200,000
Residential Properties [Member] | Sixty Five Dubos Model Homes [Member]
Real Estate Properties [Line Items]
Purchase price of property acquired					$ 23,667,535